Revenue - Narrative (Details)	3 Months Ended
Mar. 31, 2023
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	90 days